Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net (Textual)
Depreciation expenses	$ 3,900	$ 3,505	$ 2,447
Reduction of cost and accumulated depreciation	$ 861	$ 298	$ 297